Other Current Assets (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Components of other current assets
VAT recoverable	$ 23,360,510		$ 9,991,877		$ 21,953,590
Receivable from Ningbo Litong (Note 22)			2,740,970		2,217,854
Customs deposits for imported inventories	27,398,747		29,102,193		1,972,682
Others	9,887,358		4,143,388		2,464,707
Other current assets	$ 60,646,615	[1]	$ 45,978,428	[1]	$ 28,608,833	[2]

[1]	Note 8
[2]	Note 6